UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          August 14, 2006
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   36
                                                     ------------

Form 13F Information Table Value Total:              $  122,504
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Adesa                   COM       00686U104   2921282           131353SH      SOLE          131353        0         0
Allete                  COM       018522300   2563000            54129SH      SOLE           54129        0         0
Avid Technologies       COM       05367P100   1833350            55006SH      SOLE           55006        0         0
Brandywine Realty T     COM        105368203  2177008            67672SH      SOLE           67672        0         0
Brinks Company          COM        109696104  3782467            67053SH      SOLE           67053        0         0
Charles River Labs      COM        159864107  2724267            74029SH      SOLE           74029        0         0
Conseco                 COM        208464883  3974586           172060SH      SOLE          172060        0         0
Edward Lifesciences     COM       28176E108   2928736            64467SH      SOLE           64467        0         0
Gap (The)               COM        364760108  1969088           113166SH      SOLE          113166        0         0
General Cable           COM        369300108  2334815            66709SH      SOLE           66709        0         0
Grant Prideco           COM       38821G101   4078470            91139SH      SOLE           91139        0         0
HCC Insurance Holdi     COM        404132102  4554132           154692SH      SOLE          154692        0         0
Host Hotels & Resor     COM       44107P104   6013988           274988SH      SOLE          274988        0         0
IDEX Corporation        COM       45167R104   3548779            75186SH      SOLE           75186        0         0
Interpublic Group       COM        460690100  1825602           218635SH      SOLE          218635        0         0
Jacobs Engineering      COM        469814107  4795921            60220SH      SOLE           60220        0         0
Kinder Morgan Energ     COM        494550106  1665969            36248SH      SOLE           36248        0         0
Kinder Morgan Manag     COM       49455U100   1224202            28457SH      SOLE           28457        0         0
Kroger                  COM        501044101  4324481           197826SH      SOLE          197826        0         0
PMI Group               COM       69344M101   4381322            98280SH      SOLE           98280        0         0
PartnerRe               COM       G6852T105   2074221            32384SH      SOLE           32384        0         0
Pioneer Natural Res     COM        723787107  3880804            83620SH      SOLE           83620        0         0
Principal Financial     COM       74251V102   4375036            78617SH      SOLE           78617        0         0
Reynolds & Reynolds     COM        761695105  3842796           125295SH      SOLE          125295        0         0
Roper Industries        COM        776696106  1495860            31997SH      SOLE           31997        0         0
Ross Stores             COM        778296103  4132289           147319SH      SOLE          147319        0         0
SEI Corporation         COM        784117103  3964526            81107SH      SOLE           81107        0         0
ServiceMaster           COM       81760N109   4030452           390170SH      SOLE          390170        0         0
Southern Union Co.      COM        844030106  5033746           186022SH      SOLE          186022        0         0
Tektronix               COM        879131100  4266665           145026SH      SOLE          145026        0         0
Union Pacific           COM        907818108  4095260            44054SH      SOLE           44054        0         0
Varian Medical Syst     COM       92220P105   1677184            35421SH      SOLE           35421        0         0
Wabtec                  COM        929740108  5657388           151267SH      SOLE          151267        0         0
Waddell & Reed Fina     COM        930059100  3891658           189283SH      SOLE          189283        0         0
Weatherford Interna     COM       G95089101   3565941            71865SH      SOLE           71865        0         0
Zebra Technnologies     COM        989207105  2899159            84870SH      SOLE           84870        0         0

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